Regulatory Capital Matters	12 Months Ended
Dec. 31, 2015
Regulatory Capital Matters [Abstract]
Regulatory Capital Matters

NOTE 19 – REGULATORY CAPITAL MATTERS

CFBank is subject to regulatory capital requirements administered by federal banking agencies.  Prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off‑balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications for banking organizations:  well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition.  If a banking organization is classified as adequately capitalized, regulatory approval is required to accept brokered deposits.  If a banking organization is classified as undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.

In July 2013, the Holding Company’s primary federal regulator, the FRB, published final rules (the “Basel III Capital Rules”) establishing a new comprehensive capital framework for U.S. banking organizations.  The rules implement the Basel Committee's December 2010 framework known as “Basel III” for strengthening international capital standards as well as certain provisions of the Dodd-Frank Act.  The implementation of the Basel III Capital Rules result in higher capital requirements and more restrictive leverage and liquidity ratios than those previously in place.  In addition, in order to avoid limitations on capital distributions, such as dividend payments and certain bonus payments to executive officers, the Basel III Capital Rules require insured financial institutions to hold a capital conservation buffer of common equity tier 1 capital above the minimum risk-based capital requirements.  The capital conservation buffer will be phased in over time, becoming effective on January 1, 2019, and will consist of an additional amount of common equity equal to 2.5% of risk-weighted assets.  The Basel III Capital Rules revise the regulatory agencies' prompt corrective action framework by incorporating the new regulatory capital minimums and updating the definition of common equity.  The Basel III Capital Rules became effective for the Company on January 1, 2015, and will be fully phased in by January 1, 2019.  The Company’s implementation of the new rules on January 1, 2015 did not have a material impact on our capital needs or classifications.

The CFBank Order required CFBank to have an 8% Tier 1 (Core) Capital to adjusted total assets and 12% Total Capital to risk weighted assets.  Although the CFBank Order was terminated by the OCC effective January 23, 2014, CFBank remained subject to the heightened capital requirements imposed by the OCC and was required to maintain an 8% Tier 1 (core) Capital ratio to adjusted total assets and 12% Total Capital to risk weighted assets, until December 23, 2015.  CFBank met these heightened capital requirements imposed by the OCC at December 31, 2015, and December 31, 2014.  See Note 2.-Regulatory Order Considerations for additional information.

Actual and required capital amounts and ratios are presented below at year end:

					To Be Well
					Capitalized Under		Required
			For Capital		Applicable Regulatory		Pursuant to
	Actual		Adequacy Purposes		Action Regulations		OCC Commitment (1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount		Ratio

December 31, 2015
Total Capital to risk
weighted assets	$41,528	13.67%	$24,310	8.00%	$30,388	10.00%	$	N/A	N/A

Tier 1 (Core) Capital to risk
weighted assets	37,694	12.40%	18,233	6.00%	24,310	8.00%		N/A	N/A

Common equity tier 1 capital
to risk-weighted assets	37,694	12.40%	13,675	4.50%	19,752	6.50%		N/A	N/A

Tier 1 (Core) Capital to
adjusted total assets	37,694	11.12%	13,557	4.00%	16,946	5.00%		N/A	N/A

(1)	The heightened capital requirements were applicable to CFBank until December 23, 2015, under the CFBank Order and the subsequent commitments made by CFBank to the OCC.

					To Be Well
					Capitalized Under		Required
			For Capital		Applicable Regulatory		Pursuant to
	Actual		Adequacy Purposes		Capital Standards		OCC Commitment (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31,2014
Total Capital to risk
weighted assets	$37,898	14.18%	$21,379	8.00%	$26,724	10.00%	$32,069	12.00%

Tier 1 (Core) Capital to risk
weighted assets	34,520	12.92%	10,690	4.00%	16,034	6.00%	N/A	N/A

Common equity tier 1 capital
to risk-weighted assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tier 1 (Core) Capital to
adjusted total assets	34,520	11.03%	12,515	4.00%	15,643	5.00%	25,029	8.00%

(2)	The heightened capital requirements were applicable to CFBank until December 23, 2015, under the CFBank Order and the subsequent commitments made by CFBank to the OCC.

The Qualified Thrift Lender test requires at least 65% of assets be maintained in housing-related finance and other specified areas. If this test is not met, limits are placed on growth, branching, new investments, FHLB advances and dividends.  Management believes that this test was met by the Company at December 31, 2015.

CFBank converted from a mutual to a stock institution in 1998, and a “liquidation account” was established with an initial balance of $14,300, which was the net worth reported in the conversion prospectus. The liquidation account represents a calculated amount for the purposes described below, and it does not represent actual funds included in the consolidated financial statements of the Company. Eligible depositors who have maintained their accounts, less annual reductions to the extent they have reduced their deposits, would be entitled to a priority distribution from this account if CFBank liquidated and its assets exceeded its liabilities. Dividends may not reduce CFBank’s stockholder’s equity below the required liquidation account balance.

Dividend Restrictions:

The Holding Company’s principal source of funds for dividend payments is dividends received from CFBank. Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above.  Any future dividend payments by CFBank to the Holding Company would be based on future earnings and, if necessary, regulatory approval.

Prior to January 8, 2016, any dividends by the Holding Company on its common stock or Series B Preferred Stock, and any dividends or capital contributions by CFBank to the Holding Company, were also subject to prior regulatory approval pursuant to the Orders and the commitments made by the Holding Company and CFBank in connection with the release of the Orders.  The Holding Company received prior approval from the FRB for the payment of quarterly cash dividends on its Series B Preferred Stock for the quarter ended December 31, 2015 in the aggregate amount of $187 (which dividend was paid in January 2015).  The Holding Company also received prior approval from the FRB for the payment of quarterly cash dividends on its Series B Preferred Stock in each of the previous quarters commencing with the first dividend payment on July 15, 2014.

The Holding Company’s ability to pay dividends on its stock is also conditioned upon the payment, on a current basis, of quarterly interest payments on the subordinated debentures underlying the Company’s trust preferred securities, which also requires the written non-objection of the FRB.  Additionally, so long as the Company’s Series B Preferred Stock remains outstanding, the Holding Company will be prohibited from paying dividends (other than dividends payable solely in shares) on the Company’s common stock for the then-current dividend period, unless full dividends on the Series B Preferred Stock have been paid or set aside for payment.  Dividends on the Series B Preferred Stock are non-cumulative, which means that if for any reason we do not declare cash dividends on the Series B Preferred Stock for a quarterly dividend period we will have no obligation to pay any dividends for that period (i.e., the dividends will not accrue or cumulate), whether or not we declare dividends on the Series B Preferred Stock for any subsequent dividend period.

Additionally CFBank does not intend to make distributions to the Holding Company that would result in a recapture of any portion of its thrift bad debt reserve as discussed in Note 14-Income taxes.